UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

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FORM N-PX

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ANNUAL REPORT OF PROXY VOTING RECORD OF
AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

INVESTMENT COMPANY ACT FILE NUMBER:   811-21058

REGISTRANT
AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
C/O AETOS CAPITAL, LLC
875 THIRD AVENUE
NEW YORK, NY 10022
(212)-201-2500

PRINCIPAL EXECUTIVE OFFICERS
HAROLD SCHAAFF
AETOS CAPITAL, LLC
875 THIRD AVENUE
NEW YORK, NY 10022

AGENT FOR SERVICE
LEONARD B. MACKEY, JR., ESQ.
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NY 10019

DATE OF FISCAL YEAR END: JANUARY 31

DATE OF REPORTING PERIOD: JULY 1, 2016 TO JUNE 30, 2017

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Matter 1

(a) Name of Issuer:  Marshall Wace Funds Public Limited Company

(b) Ticker Symbol:  Not applicable

(c) CUSIP:  Not applicable

(d) Meeting Date:  August 15, 2016

(e) Proposals voted on:

1. To receive and adopt the Report of the Directors' and Auditors' and Financial Statements of the Company for the year ended December 31, 2015
2. To authorize the Directors to fix the remuneration of the auditors
3. To re-appoint Ernst & Young as Auditors of the Company
4. That the changes to Memorandum and Articles of Association of the Company as set out in Schedule A of the circular to shareholders be approved subject to any further amendments required by the Central Bank of Ireland,

(f) Matters Proposed by:  Management

(g) Did registrant cast a vote:  Yes

(h) How Registrant Voted:  Registrant voted in favor of each proposal

(i)  Vote for or against management:  Registrant voted in accordance with management recommendation
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SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the
Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aetos Capital Long/Short Strategies Fund, LLC

/s/ Michael Klein
Michael Klein
President

Date:  August 25, 2017